Government assistance (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Government Assistance [Abstract]
Research tax credits	$ 2,148,918	$ 2,246,680
Deferred research tax credits	$ 716,240	$ 1,432,678